GENERAL - Narrative (Details) shares in Millions	Jan. 13, 2021 shares	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Feb. 17, 2017 USD ($)	Mar. 31, 2016 USD ($)	Nov. 30, 2015 USD ($)
HYGO Merger Agremenet | Subsequent Event | New Fortress Energy (NFE)
Ownership interests:
Shares issued in acquisition (in shares) | shares	18.6
Golar Partners
Ownership interests:
Number of carriers operated by other		10
Hygo
Ownership interests:
Number of carriers operated by other		3
LNG carrier | Vessels and equipment
Ownership interests:
Number of carriers owned and operated		10
FSRU | Vessels and equipment
Ownership interests:
Number of carriers owned and operated		1
Vessels - FLNG | Vessels and equipment
Ownership interests:
Number of carriers owned and operated		2
FLNG under conversion | Vessels and equipment
Ownership interests:
Number of carriers owned and operated		1
Term Facility | Credit Facility
Ownership interests:
Debt instrument, face amount | $		$ 100,000,000.0	$ 0	$ 150,000,000
- Golar Seal facility | Variable Interest Entity, Primary Beneficiary | Long-term Debt
Ownership interests:
Debt instrument, face amount | $		98,900,000				$ 162,400,000
2017 Convertible Bonds | Convertible Debt
Ownership interests:
Debt instrument, face amount | $					$ 402,500,000
- Golar Tundra facility | Variable Interest Entity, Primary Beneficiary | Short-term Debt
Ownership interests:
Debt instrument, face amount | $		$ 107,600,000					$ 205,100,000